FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Schedule of Maturities of Marketable Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019		Dec. 31, 2018
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS [Abstract]
Due within one year, Amortized cost	$ 37,845		$ 16,686
Due after one year through five years, Amortized cost	135,972		120,574
Due within one year, Estimated fair value	37,818		16,661
Due after one year through five years, Estimated fair value	137,487		118,566
Amortized cost	173,817	[1]	137,260	[2]
Estimated fair value	$ 175,305		$ 135,227

[1]	Excluding accrued interest of $765
[2]	Excluding accrued interest of $623.